Share-Based Compensation - Schedule of the Total Share-Based Compensation Expense Related to All of the Company’s Equity-Based Awards (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 128	$ 270
Cost of revenues [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	63	138
Research and development expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	1	31
Marketing, general and administrative expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 64	$ 101